Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following is a summary of the related party transactions associated with JS Global:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)
Related party revenue
Sale of goods	$—	$1,264	$1,451
Royalty income	9,460	1,869	—
Related party expense (income)
Cost of sales - purchases of goods and services, net	$231,491	$1,037,844	$1,413,098
Research and development services, net	875	3,004	3,561
General and administrative	(3,000)	(1,250)	—

	As of December 31,
	2024	2023

	(in thousands)
Related party assets
Accounts receivable, net	$9,381	$3,594
Related party liabilities
Accounts payable	$39,769	$101,538